Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of trade and other receivables

	2025 £’000	2024 £’000	2023 £’000
Trade receivables	35	11	–
Prepayments	3,687	6,426	355
Other receivables	64	131	282
Total trade and other receivables	3,786	6,568	637
Less: non-current portion	–	–	–
Current portion	3,786	6,568	637